787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 26, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I

Post-Effective Amendment No. 98 under the Securities Act of 1933 and Amendment No. 97 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-83631 and File No. 811-3738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 98 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Asset Allocation Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on October 8, 2020. It is proposed that the Amendment will become effective on January 8, 2021.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

October 26, 2020

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Edward J. Gizzi, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP